Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Mineral land amortization	$ 294,000	$ 295,200	$ 294,000
Surface lands		901,085	1,301,885	1,242,035
Surface land amortization adjustment	400,800	400,800	292,800
Accumulated minimum royalties	$ 11,050,845	$ 9,279,941
Weighted-average Shares Outstanding	1,500,000	1,500,000	1,500,000